Accumulated Other Comprehensive Income (Loss) (Reclassification of Significant Items out of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net		¥ (1,458,264)	¥ 532,248	¥ 252,307
Interest income on Loans, including fees		(1,940,754)	(2,597,932)	(2,576,417)
Other non-interest income		(109,615)	(88,422)	(103,665)
Other non-interest expenses		(322,171)	(367,721)	(302,687)
Total before tax		(1,608,342)	(433,220)	(870,842)
Income tax expense		444,948	114,505	133,237
Net of tax		(1,163,394)	(318,715)	(737,605)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax		(29,398)	(89,103)	(34,445)
Income tax expense		9,035	27,823	11,167
Net of tax		(20,363)	(61,280)	(23,278)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Gains (Losses) on Investment Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other		(6,799)	(499)	(367)
Total before tax		(383)	(107,102)	(28,953)
Income tax expense		(547)	32,007	9,100
Net of tax		(930)	(75,095)	(19,853)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Gains (Losses) on Investment Securities [Member] | Net Losses (Gains) on Sales and Redemptions of Available-for-sale debt Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net		6,410	(108,193)	(29,182)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Gains (Losses) on Investment Securities [Member] | Impairment Losses on Investment Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net		6	1,590	596
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Debt Valuation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Equity in earnings of equity method investees—net or Other non-interest income		5,851	315	1,016
Total before tax		5,851	315	1,016
Income tax expense		(1,792)	(96)	(311)
Net of tax		4,059	219	705
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Derivatives Qualifying for Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other			2	(77)
Total before tax		164	13,279	3,662
Income tax expense		115	(3,452)	(980)
Net of tax		279	9,827	2,682
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Derivatives Qualifying for Cash Flow Hedges [Member] | Interest Rate Contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest income on Loans, including fees		(3,579)	9,878	3,739
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Derivatives Qualifying for Cash Flow Hedges [Member] | Foreign Exchange Contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense on Long-term debt or Foreign exchange losses—net		3,743	3,399
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax		22,504	6,643	(1,168)
Income tax expense		(6,479)	(1,741)	574
Net of tax		16,025	4,902	(594)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member] | Net actuarial loss [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	[1]	28,787	15,488	11,431
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member] | Prior service cost [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	[1]	(4,267)	(5,718)	(6,269)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member] | Gain on settlements and curtailment, and other [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest income or expenses	[1]	(2,016)	(3,127)	(6,330)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Foreign Currency Translation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest income		(57,561)	(5,003)	(9,004)
Other non-interest expenses		27	2,765	2
Total before tax		(57,534)	(2,238)	(9,002)
Income tax expense		17,738	1,105	2,784
Net of tax		¥ (39,796)	¥ (1,133)	¥ (6,218)

[1]	These Accumulated OCI components are components of net periodic benefit cost. See Note 13 for more information.